Subsequent Events (Details) - Common Class B [Member] - shares		1 Months Ended
	Jan. 08, 2021	Nov. 30, 2020
Subsequent Events (Details) [Line Items]
Common stock held by sponsor forfeited		587,500
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock held by sponsor forfeited	587,500